Derivative Liabilities (Details) - Schedule of fair value measurement	9 Months Ended
Sep. 30, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0.00%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	16.00%
Risk-free interest rate	0.04%
Expected life (in years)	3 months
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	262.00%
Risk-free interest rate	0.28%
Expected life (in years)	2 years 2 months 12 days